Salaries and other employee expenses	12 Months Ended
Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Disclosure of information about employees [text block]
28.	Salaries and other employee expenses

	December 31,	December 31,	December 31,
	2018	2017	2016
Wages and salaries	18,487	16,191	16,132
Payroll taxes	2,120	2,629	2,244
Personnel benefits	6,732	8,644	5,231
Share–based payments	650	189	1,589
Total	27,989	27,653	25,196